Structured Entities - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Disclosure of consolidated or unconsolidated structured entities [line items]
Trading securities		$ 183,300	$ 190,151
Other liabilities		94,677	96,022
Cash and due from banks	[1]	56,723	61,989	$ 72,397
Loans		981,380	852,773
Deposits		1,409,531	1,231,687
Sponsored entities [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Commercial mortgages carrying amount		0	0
Multi-seller conduits [member] | Loans [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Financial assets		1,718	1,316
Multi-seller conduits [member] | Deposits [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Asset-backed commercial paper issued		1,600	1,194
Credit card securitization vehicles [member] | Deposits [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
The amount of notes and debentures issued by the entity		6,000	7,000
Collateralized commercial paper vehicle [member] | Deposits [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Commercial paper issued		18,000	17,000
Covered bond guarantor limited partnership [member] | Loans [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Mortgages transferred and outstanding		107,000	100,000
Covered bond guarantor limited partnership [member] | Deposits [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Covered bonds issued		58,000	50,000
Municipal Bond TOB Structures [member] | Deposits [Member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Floating rate certificates issued		5,000	5,000
Municipal Bond TOB Structures [member] | Investment Securities [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Municipal bonds issued		5,000	5,000
RBC Managed Investment Funds [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Trading securities		799	400
Other liabilities		377	331
Collateralized loan obligation structures [member]
Disclosure of consolidated or unconsolidated structured entities [line items]
Cash and due from banks		194	493
Loans		2,030	1,675
Deposits		$ 1,143	$ 1,706

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $2 billion as at October 31, 2024 (October 31, 2023 – $3 billion; October 31, 2022 – $2 billion).